Financial Instruments And Risk Management (Narrative) (Details)	12 Months Ended						12 Months Ended									12 Months Ended						12 Months Ended	0 Months Ended
	Dec. 31, 2014 USD ($) contract item	Dec. 31, 2013 USD ($) item	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Long-term Debt [Member] USD ($)		Dec. 31, 2014 Variable Rate [member] USD ($)	Dec. 31, 2014 Counterparty One [Member]	Dec. 31, 2013 Counterparty One [Member]	Dec. 31, 2014 Counterparty Two [Member]	Dec. 31, 2013 Counterparty Two [Member]	Dec. 31, 2014 Counterparty Three [Member]	Dec. 31, 2013 Counterparty Three [Member]	Dec. 31, 2013 Counterparty Four [Member]	Dec. 31, 2014 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Shelf Prospectus [Member] USD ($)	Dec. 31, 2013 Shelf Prospectus [Member]	Dec. 31, 2014 Canada [Member] Revolving Credit Facility [Member]	Dec. 31, 2014 Canada [Member] Revolving Credit Facility [Member] London Interbank Offered Rate (LIBOR) [Member] USD ($)	Dec. 31, 2014 United States [Member] USD ($)	Dec. 31, 2013 United States [Member] USD ($)	Dec. 31, 2014 United States [Member] Revolving Credit Facility [Member] USD ($)	Feb. 28, 2014 United States Of America Dollars [Member]	Dec. 31, 2014 United States Of America Dollars [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] Canada [Member] USD ($)	Dec. 31, 2013 United States Of America Dollars [Member] Canada [Member] USD ($)	Dec. 31, 2014 United States Of America Dollars [Member] United States [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] CAD	Dec. 31, 2013 Canadian Dollar [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] Canada [Member] Revolving Credit Facility [Member] USD ($)	Dec. 31, 2014 Canadian Dollar [Member] Canada [Member] Revolving Credit Facility [Member] CAD
Derivative [Line Items]
Variability Percent To Assess The Potential Impact Of Commodity Price Changes	10.00%
Collateral Balances	0
Number of Credit Risk Derivatives Held	0
Percent of Accounts Receivable and Financial Derivative credit exposures with investment grade counterparties	94.00%	87.00%
Number Of Counterparties With More Than Ten Percent Of The Fair Value Of The Outstanding Risk Management Contracts	3	4
Percent Of The Fair Value Of Outstanding In The Money Net Risk Management Contracts	10.00%						16.00%	24.00%	16.00%	14.00%	15.00%	14.00%	13.00%
Line of Credit Facility, Maximum Borrowing Capacity														$ 4,000,000,000								$ 1,000,000,000						$ 1,000,000,000				$ 3,000,000,000	3,500,000,000
Line of Credit Facility, Remaining Borrowing Capacity																6,000,000,000																1,700,000,000
Expiration Date - Line of Credit	Jun. 01, 2018																	Jun. 01, 2018				Jun. 01, 2018
Line of Credit Facility, Amount Outstanding	1,300,000,000													1,277,000,000	0				1,277,000,000					1,277,000,000
Unused Capacity Under Shelf Prospectus Amount	6,000,000,000
Expiration Date																Jul. 01, 2016
Other Commitment				12,921,000,000	[1]
Debt Instrument, Maturity Date																Jul. 01, 2016	Jun. 01, 2014						May 01, 2014
Unsecured Debt																								6,677,000,000	6,400,000,000	6,700,000,000	5,400,000,000		647,000,000	750,000,000	705,000,000
Debt Amount Not Subject to Foreign Exchange exposure																				600,000,000	1,700,000,000
Number of Foreign Currency Derivatives Held	0
$ Change in US to Canadian Dollar Exchange Rate	0.01
Change in FX (Gain) Loss due to $0.01 Change in Exchange Rate	61,000,000	48,000,000	51,000,000
Floating Rate Debt						1,277,000,000
Debt Instrument, Interest Rate, Increase (Decrease)	1.00%
Increase Decrease in Net earnings from One Percent Change in Interest Rate on Floating Rate Debt	$ 10,000,000	$ 0	$ 0
Line of Credit Facility, Expiration Period														5 years

[1]	Principal and interest.